UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
		                    Washington, D.C. 20549

                       		   	  FORM 13F-HR/A
		                     FORM 13F-HR/A COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 05/15/99 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON NOVEMBER 15, 1999.

Report for the Calendar Year or Quarter Ended: ___3/31/99_____

Check here if Amendment [X]; Amendment Number: __2__
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets_______________________
Address: _One World Financial Center______________
         _New York, New York 10281_________________
         __________________________________________

13F File Number: 028-06918____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:

_VINCE SAPONAR_____    ___NEW YORK, NEW YORK___     __01/03/00_
 [Signature]               [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ____6________

Form 13F Information Table Entry Total: __2____

Form 13F Information Table Value Total: $_11,440___
                                         (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.    Form 13F File Number      Name

   1      801-52680                 Augusta Management LLC
   2      801-367341                Oppenheimer Catalyst Mgmt LP
   3      028-80110708              Oppenheimer Capital
   4      801-53625                 Troon Management LLC
   5      801-36639                 Westmed Venture Management LP
   6      801-30871                 Oppenheimer Horizon Management LP





PAGE:  1  FORM 13F   NAME OF REPORTING MANAGER: CIBC WORLD MARKETS          DATE 3/31/99

(ITEM 1)            (ITEM 2) (ITEM 3)(ITEM 4) (ITEM 5)       (ITEM 6)       (ITEM 7)      (ITEM 8)

                                                         INVESTMENT DISCRETION      VOTING AUTHORITY
                                                          _____________________     ________________

                     TITLE          FAIR      SHARES OR                 SHARED               (SHARES)
                       OF           MARKET    PRINCIPAL  SOLE   SHARED  OTHER         SOLE    SHARED   NONE
NAME OF ISSUES       CLASS CUSIP NO VALUE     AMOUNT   	  (A)     (B)   (C)  MANAGER   (A)     (B)    (C)
______________       _____  ________ ______   ________    ___      ___   ___ _______  ___     ___    ___

AVATAR HLDGS INC    SUB NT 053494AD2 6,241,969 7,185,000 7,185,000                  7,185,000
CELLSTAR CORP       SUB NT 150925AC9 5,198,287 6,762,000 6,762,000                  6,762,000

                                 PAGE TOTAL   11,440,256
                                GRAND TOTAL   11,440,256


